Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

LoanCore Capital Credit REIT LLC (the “Company”)

55 Railroad Avenue, #100

Greenwich, CT 06830

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, J.P. Morgan Securities LLC, Goldman Sachs & Co. LLC, Morgan Stanley & Co. LLC, Wells Fargo Securities, LLC, Deutsche Bank Securities Inc. and Jefferies, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to the LoanCore 2019-CRE3 Issuer Ltd. entities’ offering of floating rate notes and preferred shares related to the securitization currently referred to as “LNCR 2019-CRE3” (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the 22 loans secured by 38 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of May 9, 2019.
•	The phrase “LIBOR Assumption” refers to the rate of 2.500%.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:
o	LNCR 2019-CRE3 –Accounting Tape_Final.xlsx (provided on May 14, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg Screenshot” refers to a Bloomberg screen image displaying the long term issuer credit ratings for the relevant corporate entity.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Ground Lease Agreement” refers to a signed ground lease agreement.
•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
•	The phrase “Insurance Certificate” refers to an insurance certificate or third-party risk analysis, summarizing a property’s insurance coverages.
•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Opinion of Counsel” refers to a signed non-consolidation opinion document.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Servicer Report” refers to a schedule of current escrow balances and mortgage loan balances.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Loan Documents” refers to a signed mezzanine loan or other subordinate loan document.
•	The phrase “Title Policy” refers to a signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

Our procedures and results thereof are as follows:

From March 26, 2019 through May 14, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 14, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

LNCR 2019-CRE3

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan Number	None - Company Provided	None
2	Mortgage Asset Type	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Address	Appraisal Report	None
5	Property City	Appraisal Report	None
6	Property State	Appraisal Report	None
7	Property Zip Code	Appraisal Report	None
8	Property County	Appraisal Report	None
9	Year Built	Appraisal Report; Engineering Report	None
10	Year Renovated	Appraisal Report; Engineering Report	None
11	Property Type	Appraisal Report	None
12	Specific Property Type	Appraisal Report	None
13	No. of Units	Underwritten Rent Roll	None
14	Unit of Measure	Underwritten Rent Roll	None
15	Occupancy %	Underwritten Rent Roll	None
16	Occupancy Source Date	Underwritten Rent Roll	None
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement	None
18	Borrower Name	Loan Agreement	None
19	Related Borrower	None - Company Provided	None
20	Note Date	Loan Agreement	None
21	First Payment Date	Loan Agreement	None
22	Payment Day	Loan Agreement	None
23	Interest Accrual Period Start Day	Loan Agreement	None
24	Interest Accrual Period End Day	Loan Agreement	None
25	Cut-Off Date	None - Company Provided	None
26	Mortgage Asset Annual Debt Service Payment	Recalculation	$0.01
27	Mortgage Asset Annual Debt Service Payment (Cap)	Recalculation	$0.01
28	Mortgage Loan Balance	Loan Agreement	None
29	Initial Funded Amount ($)	Loan Agreement	$1.00
30	Initial Future Funding Amount ($)	Loan Agreement	$1.00
31	Initial Future Funding Trigger / Requirements	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
32	Mortgage Loan Cut-off Date Balance	None - Company Provided	None
33	Remaining Future Funding Cut-off Date Balance	None - Company Provided	None
34	Mortgage Asset Cut-off Date Balance ($)	None - Company Provided	None
35	Mortgage Asset % of Total Cut-off Date Balance	Recalculation	0.10%
36	Funded Companion Participation Cut-off Date Balance	None - Company Provided	None
37	Permitted Future Funding Participations	None - Company Provided	None
38	Permitted Funded Companion Participations	None - Company Provided	None
39	Mortgage Loan Balloon Payment ($)	Recalculation	$1.00
40	Mortgage Asset Cut-off Date Balance / Unit ($)	Recalculation	$1.00
41	Mortgage Loan Balance / Unit ($)	Recalculation	$1.00
42	Mortgage Loan Balloon Payment / Unit ($)	Recalculation	$1.00
43	Initial Loan Term (Original)	Recalculation	None
44	Cut-off Date Initial Loan Term (Remaining)	Recalculation	None
45	Initial Maturity Date	Loan Agreement	None
46	Cut-off Date Seasoning	Recalculation	None
47	Extension Options	Loan Agreement	None
48	Extension Options Description	Loan Agreement	None
49	Extension Options Requirements	Loan Agreement	None
50	First Extension Fee %	Loan Agreement	None
51	First Extension Period (Months)	Loan Agreement	None
52	First Extension Floor	Loan Agreement	None
53	Second Extension Fee %	Loan Agreement	None
54	Second Extension Period (Months)	Loan Agreement	None
55	Second Extension Floor	Loan Agreement	None
56	Third Extension Fee %	Loan Agreement	None
57	Third Extension Period (Months)	Loan Agreement	None
58	Third Extension Floor	Loan Agreement	None
59	Exit Fee % / Deferred Origination Fee (%)	Loan Agreement	None
60	Fully Extended Loan Term (Original)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
61	Fully Extended Loan Term (Remaining)	Recalculation	None
62	Fully Extended Maturity Date	Loan Agreement	None
63	Rate Type	Loan Agreement	None
64	Index for Floating Rate	Loan Agreement	None
65	Mortgage Loan Spread %	Loan Agreement	None
66	LIBOR Rounding Methodology	Loan Agreement	None
67	Lookback Period	Loan Agreement	None
68	Mortgage Loan Rate Floor	Recalculation	None
69	Mortgage Loan Rate Cap	Recalculation	None
70	LIBOR Cap Provider	Interest Rate Cap Agreement	None
71	LIBOR Cap Provider Rating	Bloomberg Screenshot	None
72	LIBOR Floor %	Loan Agreement	None
73	LIBOR Cap Strike Price %	Interest Rate Cap Agreement	None
74	Mortgage Loan Rate %	Recalculation	None
75	Interest Accrual Basis	Loan Agreement	None
76	Interest Rate Change	Loan Agreement	None
77	First Extension Spread Step Up	Loan Agreement	None
78	First Extension Spread	Recalculation	None
79	Second Extension Spread Step Up	Loan Agreement	None
80	Second Extension Spread	Recalculation	None
81	Third Extension Spread Step Up	Loan Agreement	None
82	Third Extension Spread	Recalculation	None
83	Interest Rate Change Amount	Loan Agreement	None
84	Interest Rate Change Trigger	Loan Agreement	None
85	Grace Period Default (Days)	Loan Agreement	None
86	Grace Period Late (Days)	Loan Agreement	None
87	Grace Period Balloon (Days)	Loan Agreement	None
88	Spread Maintenance End Date	Loan Agreement	None
89	Original Prepayment Provision	Loan Agreement (1)	None
90	Remaining Prepayment Provision	Recalculation	None
91	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
92	Partial Release and/or Prepayment Description	Loan Agreement	None
93	Amortization Type During Initial Term	Loan Agreement	None
94	Amortization Type During Extensions	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
95	IO Number of Months	Loan Agreement	None
96	Amort Number of Months	Loan Agreement	None
97	Appraisal Valuation Date	Appraisal Report	None
98	As-Is Appraised Value	Appraisal Report	None
99	Stabilized Appraised Value	Appraisal Report	None
100	Appraisal Anticipated Stabilization Date	Appraisal Report	None
101	Appraisal Anticipated Months to Stabilization	Recalculation	None
102	Stabilized Value Used For As-Is LTV (Y/N)	None - Company Provided	None
103	USPAP Appraisal (Y/N)	Appraisal Report	None
104	FIRREA Appraisal (Y/N)	Appraisal Report	None
105	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Recalculation	0.10%
106	Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Recalculation	0.10%
107	Committed Mortgage Loan (Stabilized) LTV Ratio	Recalculation	0.10%
108	Maturity Date Stabilized LTV Ratio	Recalculation	0.10%
109	Exit Constant	None - Company Provided	None
110	Mortgage Loan Exit Loan Annual Interest	Recalculation	$0.01
111	Third Most Recent As Of Date	Underwriting File	None
112	Third Most Recent Actual Revenues	Underwriting File	$1.00
113	Third Most Recent Actual Expenses	Underwriting File	$1.00
114	Third Most Recent Actual NOI	Underwriting File	$1.00
115	Third Most Recent Actual NCF	Underwriting File	$1.00
116	Second Most Recent As Of Date	Underwriting File	None
117	Second Most Recent Actual Revenues	Underwriting File	$1.00
118	Second Most Recent Actual Expenses	Underwriting File	$1.00
119	Second Most Recent Actual NOI	Underwriting File	$1.00
120	Second Most Recent Actual NCF	Underwriting File	$1.00
121	Most Recent As Of Date	Underwriting File	None
122	Most Recent Actual Revenues	Underwriting File	$1.00
123	Most Recent Actual Expenses	Underwriting File	$1.00
124	Most Recent Actual NOI	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
125	Most Recent Actual NCF	Underwriting File	$1.00
126	Mortgage Loan Most Recent NOI DSCR	Recalculation	0.01x
127	Mortgage Loan Most Recent NCF DSCR	Recalculation	0.01x
128	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	0.10%
129	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	0.10%
130	Underwritten Occupancy %	Underwriting File	None
131	Underwritten Revenues	Underwriting File	$1.00
132	Underwritten Expenses	Underwriting File	$1.00
133	Underwritten NOI	Underwriting File	$1.00
134	Underwritten Reserves	Underwriting File	$1.00
135	Underwritten NCF	Underwriting File	$1.00
136	Mortgage Loan Underwritten NOI DSCR	Recalculation	0.01x
137	Mortgage Loan Underwritten NCF DSCR	Recalculation	0.01x
138	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Recalculation	0.10%
139	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Recalculation	0.10%
140	Underwritten Stabilized Occupancy %	Underwriting File	None
141	Underwritten Stabilized Revenues	Underwriting File	$1.00
142	Underwritten Stabilized Expenses	Underwriting File	$1.00
143	Underwritten Stabilized NOI	Underwriting File	$1.00
144	Underwritten Stabilized Reserves	Underwriting File	$1.00
145	Underwritten Stabilized NCF	Underwriting File	$1.00
146	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	0.01x
147	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	0.01x
148	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	0.10%
149	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	0.10%
150	Appraisal Stabilized Occupancy %	Underwriting File	None
151	Appraisal Stabilized Revenues	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
152	Appraisal Stabilized Expenses	Underwriting File	$1.00
153	Appraisal Stabilized NOI	Underwriting File	$1.00
154	Appraisal Stabilized Reserves	Underwriting File	$1.00
155	Appraisal Stabilized NCF	Underwriting File	$1.00
156	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	0.01x
157	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	0.01x
158	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	0.10%
159	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	0.10%
160	Loan Cross Portfolio Name	Loan Agreement	None
161	Lien Position	Title Policy	None
162	Full Recourse (Y/N/Partial)	Guaranty Agreement	None
163	Recourse Provisions	Guaranty Agreement	None
164	Recourse Carveout Guarantor	Guaranty Agreement	None
165	Title Vesting (Fee/Leasehold/Both)	Title Policy	None
166	Ground Lease Payment (Annual)	Ground Lease Agreement	None
167	Ground Lease Initial Expiration Date	Ground Lease Agreement	None
168	Ground Lease Extension (Y/N)	Ground Lease Agreement	None
169	# of Ground Lease Extension Options	Ground Lease Agreement	None
170	Ground Lease Expiration Date with Extension	Ground Lease Agreement	None
171	Type of Lockbox	Loan Agreement	None
172	Cash Management (Springing/In-place)	Loan Agreement	None
173	Lockbox Trigger Event	Loan Agreement	None
174	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report	None
175	Environmental Escrow (Cut-off Date)	Servicer Report	None
176	Tax Escrow (Cut-off Date)	Servicer Report	None
177	Tax Escrow (Monthly)	Loan Agreement	None
178	Springing Tax Escrow Description	Loan Agreement	None
179	Insurance Escrow (Cut-off Date)	Servicer Report	None
180	Insurance Escrow (Monthly)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
181	Springing Insurance Escrow Description	Loan Agreement	None
182	Replacement Reserve (Cut-off Date)	Servicer Report	None
183	Replacement Reserve (Monthly)	Loan Agreement	None
184	Springing Replacement Reserve Description	Loan Agreement	None
185	TI/LC Reserve (Cut-off Date)	Servicer Report	None
186	Monthly TI/LC Reserve ($)	Loan Agreement	None
187	Springing TI/LC Reserve Description	Loan Agreement	None
188	Initial Capital Improvement Reserve	Loan Agreement	None
189	Cut-off Capital Improvement Reserve	Servicer Report	None
190	Capital Improvement Reserve (Monthly)	Loan Agreement	None
191	Cut-off Other Reserve 1 ($)	Servicer Report	None
192	Other Escrow 1 (Monthly)	Loan Agreement	None
193	Other (Springing) Escrow Reserve 1 Description	Loan Agreement	None
194	Cut-off Other Reserve 2 ($)	Servicer Report	None
195	Other Escrow 2 (Monthly)	Loan Agreement	None
196	Other (Springing) Escrow Reserve 2 Description	Loan Agreement	None
197	Cut-off Other Reserve 3 ($)	Servicer Report	None
198	Other Escrow 3 (Monthly)	Loan Agreement	None
199	Other (Springing) Escrow Reserve 3 Description	Loan Agreement	None
200	Engineering Report Date	Engineering Report	None
201	Environmental Report Date (Phase I)	Environmental Report	None
202	Environmental Report Date (Phase II)	Environmental Report	None
203	Environmental Insurance (Y/N)	Insurance Certificate	None
204	Seismic Report Date	Seismic Report	None
205	Seismic PML %	Seismic Report	None
206	Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate	None
207	Single-Tenant (Y/N)	Underwritten Rent Roll	None
208	Property Manager	Management Agreement	None
209	TIC (Y/N)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

LNCR 2019-CRE3 Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
210	Max Number of TICs	Loan Agreement	None
211	Single Purpose Borrower (Y/N)	Loan Agreement	None
212	Independent Director (Y/N)	Loan Agreement	None
213	Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel	None
214	DST (Y/N)	Loan Agreement	None
215	IDOT (Y/N)	Loan Agreement	None
216	Largest Tenant Name	Underwritten Rent Roll	None
217	Largest Tenant SqFt	Underwritten Rent Roll	None
218	Largest Tenant Exp Date	Underwritten Rent Roll	None
219	2nd Largest Tenant Name	Underwritten Rent Roll	None
220	2nd Largest Tenant SqFt	Underwritten Rent Roll	None
221	2nd Largest Tenant Exp Date	Underwritten Rent Roll	None
222	3rd Largest Tenant Name	Underwritten Rent Roll	None
223	3rd Largest Tenant SqFt	Underwritten Rent Roll	None
224	3rd Largest Tenant Exp Date	Underwritten Rent Roll	None
225	4th Largest Tenant Name	Underwritten Rent Roll	None
226	4th Largest Tenant Sqft	Underwritten Rent Roll	None
227	4th Largest Tenant Exp Date	Underwritten Rent Roll	None
228	5th Largest Tenant Name	Underwritten Rent Roll	None
229	5th Largest Tenant Sqft	Underwritten Rent Roll	None
230	5th Largest Tenant Exp Date	Underwritten Rent Roll	None
231	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	None - Company Provided	None
232	Subordinate Debt/Mezz Loan Spread %	Subordinate Loan Documents	None
233	Cut-off Date Total Debt Balance	Recalculation	$1.00
234	Cut-off Date Total Debt As-Is LTV	Recalculation	0.10%
235	Cut-off Date Total Debt Ann Debt Service ($)	Recalculation	$0.01
236	Cut-off Date Total Debt UW NCF DSCR	Recalculation	0.01x
237	Permitted Future Debt (Y/N)	Loan Agreement	None
238	Permitted Future Debt Type	Loan Agreement	None
239	Comments	None - Company Provided	None
240	Administrative Fee Rate	None - Company Provided	None
241	Net Mortgage Rate	None - Company Provided	None
242	Mortgage Asset Control/Non-Control	None - Company Provided	None

(1)	For purposes of this procedure, if the spread maintenance premium was $0 on any given payment date, it was included in the open period.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

LNCR 2019-CRE3 Recalculation Methodology	Exhibit B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
26	Mortgage Asset Annual Debt Service Payment	Product of (i) Mortgage Asset Cut-off Date Balance ($), (ii) Mortgage Loan Rate % and (iii) Interest Accrual Basis.
27	Mortgage Asset Annual Debt Service Payment (Cap)	Product of (i) Mortgage Asset Cut-off Date Balance ($), (ii) Mortgage Loan Rate Cap and (iii) Interest Accrual Basis.
35	Mortgage Asset % of Total Cut-off Date Balance	Quotient of (i) Mortgage Asset Cut-off Date Balance ($) and (ii) aggregate sum of the Mortgage Asset Cut-off Date Balance ($) for the Underlying Collateral.
39	Mortgage Loan Balloon Payment ($)	Set equal to the Mortgage Loan Balance.
40	Mortgage Asset Cut-off Date Balance / Unit ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) No. of Units.
41	Mortgage Loan Balance / Unit ($)	Quotient of (i) Mortgage Loan Balance and (ii) No. of Units.
42	Mortgage Loan Balloon Payment / Unit ($)	Quotient of (i) Mortgage Loan Balloon Payment ($) and (ii) No. of Units.
43	Initial Loan Term (Original)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
44	Cut-off Date Initial Loan Term (Remaining)	Difference of (i) Initial Loan Term (Original) and (ii) Cut-off Date Seasoning.
46	Cut-off Date Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
60	Fully Extended Loan Term (Original)	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
61	Fully Extended Loan Term (Remaining)	Difference of (i) Fully Extended Loan Term (Original) and (ii) Cut-off Date Seasoning.
68	Mortgage Loan Rate Floor	Sum of (i) LIBOR Floor % and (ii) Mortgage Loan Spread %.
69	Mortgage Loan Rate Cap	Sum of (i) LIBOR Cap Strike Price % and (ii) Mortgage Loan Spread %.
74	Mortgage Loan Rate %	The lesser of (i) greater of (A) the Mortgage Loan Rate Floor and (B) the LIBOR Assumption plus the Mortgage Loan Spread % and (ii) the Mortgage Loan Rate Cap.
78	First Extension Spread	Sum of (i) Mortgage Loan Spread %, (ii) Interest Rate Change Amount during initial term and (iii) First Extension Spread Step Up.
80	Second Extension Spread	Sum of (i) Mortgage Loan Spread %, (ii) Interest Rate Change Amount during initial term, (iii) First Extension Spread Step Up and (iv) Second Extension Spread Step Up.
82	Third Extension Spread	Sum of (i) Mortgage Loan Spread %, (ii) Interest Rate Change Amount during initial term, (iii) First Extension Spread Step Up, (iv) Second Extension Spread Step Up and (v) Third Extension Spread Step Up.
90	Remaining Prepayment Provision	Difference of (i) Original Prepayment Provision and (ii) Cut-off Date Seasoning.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

LNCR 2019-CRE3 Recalculation Methodology	Exhibit B

#	Specified Attribute	Recalculation Methodology
101	Appraisal Anticipated Months to Stabilization	Count of the number of full calendar months, from and inclusive of (i) Appraisal Valuation Date, to and inclusive of (ii) Appraisal Anticipated Stabilization Date.
105	Mortgage Loan Cut-off Date (As-Is) LTV Ratio (1)	If Stabilized Value Used For As-Is LTV (Y/N) was “Yes”, quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Stabilized Appraised Value.

If Stabilized Value Used For As-Is LTV (Y/N) was “No”, quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) As-Is Appraised Value.
106	Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	If Stabilized Value Used For As-Is LTV (Y/N) was “Yes”, quotient of (i) difference of (A) Mortgage Loan Cut-off Date Balance and (B) Initial Capital Improvement Reserve and (ii) Stabilized Appraised Value.

If Stabilized Value Used For As-Is LTV (Y/N) was “No”, quotient of (i) difference of (A) Mortgage Loan Cut-off Date Balance and (B) Initial Capital Improvement Reserve and (ii) As-Is Appraised Value.
107	Committed Mortgage Loan (Stabilized) LTV Ratio	Quotient of (i) Mortgage Loan Balance and (ii) Stabilized Appraised Value.
108	Maturity Date Stabilized LTV Ratio	Quotient of (i) Mortgage Loan Balloon Payment ($) and (ii) Stabilized Appraised Value.
110	Mortgage Loan Exit Loan Annual Interest	Product of (i) Mortgage Loan Balance, (ii) Exit Constant and (iii) Interest Accrual Basis.
126	Mortgage Loan Most Recent NOI DSCR	Quotient of (i) Most Recent Actual NOI and (ii) quotient of (A) Mortgage Asset Annual Debt Service Payment and (B) quotient of (1) Mortgage Asset Cut-off Date Balance ($) and (2) Mortgage Loan Cut-off Date Balance.
127	Mortgage Loan Most Recent NCF DSCR	Quotient of (i) Most Recent Actual NCF and (ii) quotient of (A) Mortgage Asset Annual Debt Service Payment and (B) quotient of (1) Mortgage Asset Cut-off Date Balance ($) and (2) Mortgage Loan Cut-off Date Balance.
128	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Quotient of (i) Most Recent Actual NOI and (ii) Mortgage Loan Cut-off Date Balance.
129	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Quotient of (i) Most Recent Actual NCF and (ii) Mortgage Loan Cut-off Date Balance.
136	Mortgage Loan Underwritten NOI DSCR	Quotient of (i) Underwritten NOI and (ii) quotient of (A) Mortgage Asset Annual Debt Service Payment and (B) quotient of (1) Mortgage Asset Cut-off Date Balance ($) and (2) Mortgage Loan Cut-off Date Balance.
137	Mortgage Loan Underwritten NCF DSCR	Quotient of (i) Underwritten NCF and (ii) quotient of (A) Mortgage Asset Annual Debt Service Payment and (B) quotient of (1) Mortgage Asset Cut-off Date Balance ($) and (2) Mortgage Loan Cut-off Date Balance.
138	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Quotient of (i) Underwritten NOI and (ii) Mortgage Loan Cut-off Date Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

LNCR 2019-CRE3 Recalculation Methodology	Exhibit B

#	Specified Attribute	Recalculation Methodology
139	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Quotient of (i) Underwritten NCF and (ii) Mortgage Loan Cut-off Date Balance.
146	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Quotient of (i) Underwritten Stabilized NOI and (ii) Mortgage Loan Exit Loan Annual Interest.
147	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Quotient of (i) Underwritten Stabilized NCF and (ii) Mortgage Loan Exit Loan Annual Interest.
148	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Quotient of (i) Underwritten Stabilized NOI and (ii) Mortgage Loan Balance.
149	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Quotient of (i) Underwritten Stabilized NCF and (ii) Mortgage Loan Balance.
156	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Quotient of (i) Appraisal Stabilized NOI and (ii) Mortgage Loan Exit Loan Annual Interest.
157	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Quotient of (i) Appraisal Stabilized NCF and (ii) Mortgage Loan Exit Loan Annual Interest.
158	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Quotient of (i) Appraisal Stabilized NOI and (ii) Mortgage Loan Balance.
159	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Quotient of (i) Appraisal Stabilized NCF and (ii) Mortgage Loan Balance.
233	Cut-off Date Total Debt Balance	Sum of (i) Mortgage Loan Cut-off Date Balance and (ii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($).
234	Cut-off Date Total Debt As-Is LTV (1)	If Stabilized Value Used For As-Is LTV (Y/N) was “Yes”, quotient of (i) Cut-off Date Total Debt Balance and (ii) Stabilized Appraised Value.

If Stabilized Value Used For As-Is LTV (Y/N) was “No”, quotient of (i) Cut-off Date Total Debt Balance and (ii) As-Is Appraised Value.
235	Cut-off Date Total Debt Ann Debt Service ($)	Sum of (i) quotient of (A) Mortgage Asset Annual Debt Service Payment and (B) quotient of (1) Mortgage Asset Cut-off Date Balance ($) and (2) Mortgage Loan Cut-off Date Balance and (ii) product of (A) sum of (1) Subordinate Debt/Mezz Loan Spread % and (2) LIBOR Assumption, (B) Cut-off Date Subordinate Debt/Mezz Loan Bal ($) and (C) interest accrual basis for the corresponding mezzanine loan.
236	Cut-off Date Total Debt UW NCF DSCR	Quotient of (i) Underwritten NCF and (ii) Cut-off Date Total Ann Debt Service ($).

(1)	For the mortgaged real property identified in the Final Data File as “Luxor Club Apartments”, the Company instructed us to add the Initial Capital Improvement Reserve to the applicable appraised value utilized in the recalculation procedure.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

LNCR 2019-CRE3 Additional Company Provided Attributes	Exhibit C

Exhibit C - Additional Company Provided Attributes

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute	Property Name	Provided Value	Source Document (by order of priority)
136	Mortgage Loan Underwritten NOI DSCR	Exhibit on Superior	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	183 Madison Avenue	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	East 117th Street Portfolio	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	124-136 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	244 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	215 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	231 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	235 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	1661 Park Avenue	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	322 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	326 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	316 East 117th Street	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	457-459 North Rodeo Drive	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	Luxor Club Apartments	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	El Centro	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	100 Lincoln Road	1.00	None - Company Provided
136	Mortgage Loan Underwritten NOI DSCR	The Cigar Factory	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	Exhibit on Superior	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	183 Madison Avenue	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	East 117th Street Portfolio	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	124-136 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	244 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	215 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	231 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	235 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	1661 Park Avenue	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	322 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	326 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	316 East 117th Street	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	457-459 North Rodeo Drive	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	Luxor Club Apartments	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	El Centro	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	100 Lincoln Road	1.00	None - Company Provided

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

LNCR 2019-CRE3 Additional Company Provided Attributes	Exhibit C

#	Specified Attribute	Property Name	Provided Value	Source Document (by order of priority)
137	Mortgage Loan Underwritten NCF DSCR	The Cosmopolitan	1.00	None - Company Provided
137	Mortgage Loan Underwritten NCF DSCR	The Cigar Factory	1.00	None - Company Provided

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18